Inventories - Inventories Recognized as Cost of Sales and Inventory Write-downs Included in Cost of Sales (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Write-downs (reversals of write-downs) of inventories [abstract]
Inventories recognized as cost of sales	₩ 21,607,240	₩ 21,251,305	₩ 22,424,661
Including: inventory write-downs	₩ 472,885	₩ 313,180	₩ 206,127